Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Raw materials	3,391	5,617	902
Work-in-progress	15,223	16,651	2,673
Finished goods	6,682	10,559	1,695
Consumables and packaging materials	2,308	2,603	417

Total inventories	27,604	35,430	5,687